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 							  File Number:333-126384
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                   April 6, 2018


                        PIONEER MULTI-ASSET INCOME FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The fund may invest in the securities of issuers located throughout the world, including in emerging markets. In selecting investments, the fund's investment adviser considers both broad economic and investment-specific factors.

The fund may invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt securities, event-linked bonds and other insurance-linked securities, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by the adviser. The fund's investments in debt securities rated below investment grade may include securities that are in default.

The fund invests in debt securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. The fund may invest without limit in debt securities.



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Equity securities include common stocks, rights, warrants, depositary receipts, funds that invest primarily in equity securities, preferred stock, equity interests in real estate trusts (REITs), equity-linked notes and master limited partnerships. Derivative instruments that provide exposure to equity securities or have similar economic characteristics may be considered equity securities under this policy.

The fund may invest without limit in debt and equity securities of non-U.S. issuers, including up to 30% of its total assets in debt and equity securities of emerging market issuers.

Equity-linked notes (ELNs) are hybrid structured investments that combine the characteristics of one or more reference underlying securities (usually a single stock, a basket of stocks or a stock index) and a related equity derivative, typically in the form of a note paying a stated interest rate.

In allocating assets among debt and equity securities, the adviser considers a variety of factors expected to influence global economic activity, including fundamental economic indicators, such as the rates of economic growth and inflation, monetary policy, geo-political factors, the performance of securities markets, and the relative value of the U.S. dollar compared to other currencies. The fund is not required to allocate its investments among debt and equity securities in any fixed proportion, nor is it limited by the issuer's geographic location, size or market capitalization. The relative proportions of the fund's investments in debt and equity securities may change over time based upon market and economic conditions.

In selecting individual securities to buy and sell, the adviser considers a security's income prospects relative to perceived risk. The adviser selects debt securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The adviser considers an equity security's potential to provide income in view of the sustainability of the issuer's earnings and financial condition. In selecting equity and debt securities, the adviser generally favors those securities it perceives to be undervalued. The adviser employs fundamental research in evaluating issuers, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of fundamental and quantitative research. In selecting among market segments and instruments, the adviser considers the relative value



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of particular investments. Investments typically are sold when the adviser's overall assessment of market and economic conditions changes or the assessments of the attributes of asset classes or individual holdings change.

The fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics. The fund may, but is not required to, use derivatives, such as options, credit default swaps and interest rate swaps, forward currency exchange contracts and bond, index, interest rate and currency futures. The fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund may invest without limit in derivative instruments. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited to applicable law and regulations. The fund also may hold cash or other short-term investments.


PRINCIPAL INVESTMENT STRATEGIES
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "More on the fund's investment objectives and strategies":

The fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The fund may invest in the securities of issuers located throughout the world, including in emerging markets. In selecting investments, Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), the fund's investment adviser, considers both broad economic and investment-specific factors.

The fund may invest in a broad range of issuers and segments of the debt securities markets. Amundi Pioneer allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt securities, event-linked bonds and other insurance-linked securities, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by Amundi Pioneer. The fund's investments in debt securities rated below investment grade may include securities that are in default.

The fund invests in debt securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. The fund may invest without limit in debt securities.

Equity securities include common stocks, rights, warrants, depositary receipts, funds that invest primarily in equity securities, preferred stock, equity interests in real estate trusts (REITs), equity-linked notes and master limited partnerships. Derivative instruments that provide exposure to equity securities or have similar economic characteristics may be considered equity securities under this policy.

The fund may invest without limit in debt and equity securities of non-U.S. issuers, including up to 30% of its total assets in debt and equity securities of emerging market issuers.

Equity-linked notes (ELNs) are hybrid structured investments that combine the characteristics of one or more reference underlying securities (usually a single stock, a basket of stocks or a stock index) and a related equity derivative, typically in the form of a note paying a stated interest rate.

In allocating assets among debt and equity securities, Amundi Pioneer considers a variety of factors expected to influence global economic activity, including fundamental economic indicators, such as the rates of economic growth and inflation, monetary policy, geo-political factors, the performance of securities markets, and the relative value of the U.S. dollar compared to other currencies. The fund is not required to allocate its investments among debt and equity securities in any fixed proportion, nor is it limited by the issuer's geographic location, size or market capitalization. The relative proportions of the fund's investments in debt and equity securities may change over time based upon market and economic conditions.

In selecting individual securities to buy and sell, Amundi Pioneer considers a security's income prospects relative to perceived risk. Amundi Pioneer selects debt securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The adviser considers an equity security's potential to provide income in view of the sustainability of the issuer's earnings and financial condition. In selecting equity and debt securities, Amundi Pioneer generally favors those securities it perceives to be undervalued. Amundi Pioneer employs fundamental research in evaluating issuers, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Amundi Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of fundamental and quantitative research. In selecting among market segments and instruments, Amundi Pioneer considers the relative value of particular investments. Investments typically are sold when Amundi Pioneer's overall assessment of market and economic conditions changes or the assessments of the attributes of asset classes or individual holdings change.

The fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics. The fund may, but is not required to, use derivatives, such as options, credit default swaps and interest rate swaps, forward currency exchange contracts and bond, index, interest rate and currency futures, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund may invest without limit in derivative instruments. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.
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The fund's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the statement of additional information.


































                                                                   30915-00-0418
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC